Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of March 31,
	2025	2024
At cost:
Leasehold improvements	$25,716	$25,816
IT equipment	20,327	13,011
Furniture and fixtures	1,905	1,894
Exchange difference	—	(251)
	47,948	40,470
Less: accumulated depreciation	(37,407)	(31,841)
Total	$10,541	$8,629

Depreciation expense for the years ended March 31, 2025, 2024 and 2023 was $5,369, $4,679 and $2,444, respectively.